RESTRUCTURING AND OTHER EXIT COSTS - Summary of Accrual Activity (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 30, 2012	Jan. 01, 2012
Restructuring Reserve [Roll Forward]
Accrued restructuring and other exit costs, ending balance	$ 1,371	$ 5,660
Restructuring fiscal twenty eleven plan
Restructuring Reserve [Roll Forward]
Accrued restructuring and other exit costs, beginning balance	5,480
Accrued restructuring and other exit costs, accrued	2,851	5,480
Accrued restructuring and other exit costs, incurred	(6,960)
Accrued restructuring and other exit costs, ending balance	1,371	5,480
Restructuring fiscal twenty eleven plan | Employee separation costs
Restructuring Reserve [Roll Forward]
Accrued restructuring and other exit costs, beginning balance	5,480
Accrued restructuring and other exit costs, accrued	697	5,480
Accrued restructuring and other exit costs, incurred	(4,827)
Accrued restructuring and other exit costs, ending balance	1,350	5,480
Restructuring fiscal twenty eleven plan | Contract exit and termination costs
Restructuring Reserve [Roll Forward]
Accrued restructuring and other exit costs, beginning balance	0
Accrued restructuring and other exit costs, accrued	174	0
Accrued restructuring and other exit costs, incurred	(153)
Accrued restructuring and other exit costs, ending balance	21	0
Restructuring fiscal twenty eleven plan | Other associated exit costs
Restructuring Reserve [Roll Forward]
Accrued restructuring and other exit costs, beginning balance	0
Accrued restructuring and other exit costs, accrued	1,980	0
Accrued restructuring and other exit costs, incurred	(1,980)
Accrued restructuring and other exit costs, ending balance	0	0
Restructuring fiscal twenty zero nine plan
Restructuring Reserve [Roll Forward]
Accrued restructuring and other exit costs, beginning balance	180	1,689
Accrued restructuring and other exit costs, accrued	6	124
Accrued restructuring and other exit costs, incurred	(186)	(1,066)
Accrued restructuring and other exit costs, reversed		(567)
Accrued restructuring and other exit costs, ending balance	0	180
Restructuring fiscal twenty zero nine plan | Employee separation costs
Restructuring Reserve [Roll Forward]
Accrued restructuring and other exit costs, beginning balance	0	878
Accrued restructuring and other exit costs, accrued	0	0
Accrued restructuring and other exit costs, incurred	0	(358)
Accrued restructuring and other exit costs, reversed		(520)
Accrued restructuring and other exit costs, ending balance	0	0
Restructuring fiscal twenty zero nine plan | Contract exit and termination costs
Restructuring Reserve [Roll Forward]
Accrued restructuring and other exit costs, beginning balance	180	811
Accrued restructuring and other exit costs, accrued	6	124
Accrued restructuring and other exit costs, incurred	(186)	(708)
Accrued restructuring and other exit costs, reversed		(47)
Accrued restructuring and other exit costs, ending balance	$ 0	$ 180